Investments in Associates and Joint Ventures - Investment of PLDT Digital Investments Pte. Ltd. or PLDT Digital, in AppCard - Additional Information (Detail) - PHP (₱)
₱ in Millions, shares in Millions
1 Months Ended
	Dec. 29, 2023	Jul. 29, 2022	Aug. 31, 2022
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Consideration paid (received)		₱ 100	₱ 136
Appcard [Member] | PLDT Digital Investments Pte. Ltd or PLDT Digital [Member] | Series B Preferred Stock [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares issued	2.9
Consideration paid (received)	₱ 97